Investments in Associates and Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summarized Financial Information on the Bank's Investment
The following table presents the summarized financial information on the Bank’s investment in the associate:

Summarized statement of financial position	12/31/2020	12/31/2019
Total assets	58,950	42,826
Total liabilities	12,145	10,714

Shareholders’ equity	46,805	32,112
Proportional Bank’s interest	5%	5%

Investment carrying amount	2,340	1,606

The following table presents the summarized financial information on the Bank’s interest in the associate:

Summarized statement of financial position	12/31/2020
Total assets	659,866
Total liabilities	87,619

Shareholders’ equity	572,247
Proportional Bank’s interest	9.9545%

Investment carrying amount	56,964

Summarized Financial Information on the Bank's Investment
The following table presents the summarized financial information on the Bank’s investment in the UTE:

Summarized statement of financial position	12/31/2020	12/31/2019
Total assets	387,526	518,096
Total liabilities	98,397	126,028

Shareholders’ equity	289,129	392,068
Proportional Bank’s interest	50%	50%

Investment carrying amount	144,565	196,034